Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Nature of Relationships With Related Parties	(a) Nature of relationships with related parties
Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer and chairman of the Company’s Board of Directors
Mr. Yajun Hu	General Manager of Jiangxi Universe
Guangzhou Ningjing Investment Co., Ltd (Guangzhou Ningjing)	Under common control of Mr. Gang Lai

Schedule of due from related parties	(b) Due from related parties
	As of
Name	March 31, 2024	September 30, 2023
	(Unaudited)
Mr. Yajun Hu	$-	$61,678
Total due from related parties	$-	$61,678

Schedule of due to related parties	(c) Due to related parties
	As of
Name	March 31, 2024	September 30, 2023
	(Unaudited)
Mr. Gang Lai	$5,515,160	$540,096
Total due to related parties	$5,515,160	$540,096